Benefits offered to employees	12 Months Ended
Dec. 31, 2022
Benefits Offered To Employees
Benefits offered to employees

27 Benefits offered to employees

27.1 Short-term benefits

The obligations of short-term benefits for employees are recognized as personnel expenses as the corresponding service is rendered. The liability is recognized at the amount of the expected payment if the Company has a legal or constructive obligation to pay the amount due to services rendered by an employee in the past and the obligation can be reliably estimated.

	2022	2021	2020

Health care	243,620	235,681	197,683
Private pension	127,954	136,851	94,302
Transport	86,217	77,201	66,752
Feeding	62,786	51,240	38,400
Life insurance	10,400	10,324	9,875
Training	27,032	15,723	14,892
Other	16,027	12,546	14,117
	574,036	539,566	436,021

27.2 Long-term incentive plan (“ILP Plan”)

On March 21, 2018, the Extraordinary Shareholders Meeting approved the Long-Term Incentive Plan with the grant of Restricted Shares (“ILP Plan”) to align the interests of shareholders and executive officers (participants) and to promote their continued employment at the Company.

The grant is subject to the voluntary investment of own financial resources by participants in the shares issued by the Company (tickers BRKM5 or BAK). To acquire the right, participants must maintain their employment relationship with the Company and hold uninterruptedly the shares acquired during the three-year vesting period.

When the conditions to obtain the right are met, the Company transfers to participants the number of restricted shares to which they are entitled, which are held in treasury or acquired through repurchase program.

If the transfer is not possible, the Company will pay to participants, in cash, the amount equivalent to the shares granted at the share price traded on stock exchange on the second business day immediately prior to the respective payment date.

The fair value of shares on the grant date is recognized on a straight-line basis under personnel expenses during the vesting period, reflecting the expected number of shares that will meet the conditions to obtain the right, in such a way that the end amount recognized as an expense is based on the number of shares that effectively meet the conditions on the vesting date.

The form of settlement of the ILP Plan determines the corresponding entry of expenses, which is recognized under equity for payment of shares and recognized under liabilities for cash payment, with the liability remeasured on each reporting date and on the settlement date, based on the American Depositary Receipt price. Any changes in the fair value of the liability are recognized as personnel expenses.

The programs listed below were approved by the Board of Directors under the terms and conditions of the Long-Term Incentive Plan, which includes a list of eligible people, the period for acquisition of own shares by the participants and the number of restricted shares to be delivered to participants as consideration for each share acquired.

Flat	Grant Date	End of Grace Period	Settlement Method	Granted quantities	(-) Canceled	(-) Exercised	Qty. on 12/31/2021	(+) Granted	(-) Canceled	(-) Exercised	Qty. on 12/31/2022	Fair value of the share*

2019 Plan	03/19/19	03/19/22	Shares	417,234	(71,905)	-	345,329	-	(18,802)	(326,527)	-
2019 Plan	03/19/19	03/19/22	Cash	82,128	(8,433)	-	73,695	-	(1,297)	(72,398)	-

2020 Plan	04/01/20	04/01/23	Shares	1,007,883	(72,743)	(2,373)	932,767	-	-	-	932,767	R$ 16.27
2020 Plan	04/01/20	04/01/23	Cash	314,333	(47,943)	-	266,390	-	-	-	266,390	USD 9.67

2021 Plan	05/10/21	05/10/24	Shares	557,888	(9,598)	-	548,290	-	-	-	548,290	R$ 51.39
2021 Plan	05/10/21	05/10/24	Cash	144,779	-	-	144,779	-	-	-	144,779	USD 9.67

2022 Plan	05/17/22	05/17/25	Shares	-	-	-	-	537,870	-	-	537,870	R$ 44.15
2022 Plan	05/17/22	05/17/25	Cash	-	-	-	-	132,902	-	-	132,902	USD 9.67

(*)	Values in monetary units.

On December 31, 2022, the amount recorded in equity is R$39,413 (2021: R$31,932).

27.3 Post-employment benefits

The obligations for contributions to defined contribution plans are recognized in profit or loss as personnel expenses when the related services are provided by employees. The contributions paid in advance are recognized as an asset to the extent that a cash reimbursement or a reduction in future payments is possible.

The Company’s net obligation for defined benefit plans is calculated for each of the plans based on the estimated amount of future benefit that employees will receive in return for services rendered in the current and prior periods. Such amount is discounted to its present value and is reported net of the fair value of any of the plan’s assets.

The calculation of the obligation of the defined benefit plan is made annually by a qualified accountant using the projected unit credit method. When calculations result in a potential asset for the Company, the asset to be recognized is limited to the present value of economic benefits available as future plan reimbursements or as a reduction in future contributions to the plan. To calculate the present value of economic benefits, any applicable minimum cost requirements are taken into account. Remeasurements of net obligation, which include: actuarial gains and losses, return on plan assets (excluding interest) and the effects of the asset cap (if any, excluding interest), are immediately recognized in other comprehensive income.

Braskem and subsidiaries in Brazil

Braskem and the subsidiaries in Brazil sponsor a defined contribution plan for its team members managed by Vexty, a private pension plan entity. Vexty offers its participants, which are employees of the sponsoring companies, an optional defined contribution plan in which monthly and additional participant contributions and monthly and annual sponsor contributions are made to individual pension savings accounts. For this plan, the sponsors pay contributions to private pension plan on contractual or voluntary bases. As soon as the contributions are paid, the sponsors do not have any further obligations related to additional payments.

As of December 31, 2022, the number of active participants in Vexty sums 6,391 (2021: 6,113) and the contributions made by the sponsors in the year amount to R$92,208 (2021: R$68,744) and the contributions made by the participants amounted to R$77,263 (2021: R$83,599).

According to Brazilian laws, the type of health plan offered by Braskem, named contributory plan, ensures to the participant who retires or is dismissed without cause the right to remain in the plan with the same assistance coverage conditions they had during the employment term, provided they assume the full payment of the plan (Company’s part + participant’s part).

Braskem America

Braskem America administers the Novamont, which is a closed defined benefit pension plan for the employees of a plant located in the State of West Virginia. On December 31, 2022, there were 36 active participants, 32 employees with deferred benefits along and 101 assisted participants (2021: 36 active participants, 141 employees with deferred benefits and 173 assisted participants).

During 2022, the number of participants in the pension plan decreased, and 173 participants received a fixed payment or opted for insurance annuity.

Due to the current funding levels of the pension plan, the subsidiary was not required to contribute to the plan during the 2022 plan year and, therefore, there were no additional cash contributions made by the subsidiary or the participants in 2022 and 2021.

Braskem Alemanha (“Germany”)

Braskem Alemanha is the sponsor of the defined benefit plans and defined contribution plans of its employees. As of December 31, 2022, the plans have 172 participants (2021: 158) and no contributions were made by the subsidiary or the participants in 2022 and 2021.

Braskem Holanda (“Netherlands”)

The subsidiary Braskem Holanda is the sponsor of the defined contribution plans of its employees. As of December 31, 2022, the plans have 12 participants (9 participants in 2021) and no contributions were made by the subsidiary or the participants in 2021 and 2020.

Braskem Idesa

Braskem Idesa is the sponsor of defined benefit plans for its team members. As of December 31, 2022, the plan was composed of 965 active participants (2021: 936 active participants). The contributions the subsidiary made in the year amounted to R$4,370 (2021: R$3,810). During 2022 and 2021, there were no contributions from participants.

(a) Amounts in statement of financial position

	2022	2021
Defined benefit
Novamont Braskem America	58,221	117,509
Braskem Idesa	23,053	22,960
Braskem Alemanha and Netherlands	147,562	223,193
	228,836	363,662
Health care
Bradesco saúde	321,520	243,706
Total obligations	550,356	607,368

Fair value of plan assets
Novamont Braskem America	(54,665)	(117,509)
Braskem Alemanha	(1,948)	(2,162)
	(56,613)	(119,671)

Consolidated net balance (non-current liabilities)	493,743	487,697

Change in obligations

			2022			2021			2020
	Health	Benefit		Health	Benefit		Health	Benefit
	insurance	plans	Total	insurance	plans	Total	insurance	plans	Total

Balance at beginning of year	243,706	363,662	607,368	217,089	370,860	587,949	224,852	245,565	470,417
Current service cost	4,928	12,732	17,660	4,817	13,681	18,498	4,678	12,486	17,164
Interest cost	20,200	6,914	27,114	15,692	5,906	21,598	17,097	6,482	23,579
Benefits paid	(12,639)	(34,208)	(46,847)	(10,712)	(7,191)	(17,903)	(5,949)	(7,409)	(13,358)
Actuarial losses (gain)	65,325	(83,485)	(18,160)	16,820	(26,668)	(9,848)	(23,589)	25,803	2,214
Exchange variation		(36,779)	(36,779)		7,074	7,074	-	87,933	87,933
Balance at the end of the year	321,520	228,836	550,356	243,706	363,662	607,368	217,089	370,860	587,949

(b) Change in fair value plan assets

	2022	2021	2020

Balance at beginning of year	119,671	115,875	81,342
Actual return on plan assets	(25,929)	722	15,791
Benefits paid	(32,264)	(5,301)	(4,973)
Exchange variation	(4,866)	8,375	23,715
Balance at the end of the year	56,613	119,671	115,875

On December 31, 2022, the balance of the fair value of assets is represented by the assets of the Novamont defined benefit plan, which has a level-1 fair value hierarchy.

Amounts recognized in profit and loss

			2022			2021			2020
	Health	Benefit		Health	Benefit		Health	Benefit
	insurance	plans	Total	insurance	plans	Total	insurance	plans	Total
			-
Current service cost	4,928	12,732	17,660	4,817	13,681	18,498	4,678	12,486	17,164
Interest cost	20,200	6,914	27,114	15,692	5,906	21,598	17,097	6,482	23,579
Actuarial (losses) gains		(83,485)	(83,485)		(24,203)	(24,203)	-	15,461	15,461
	25,128	(63,839)	(38,711)	20,509	(4,616)	15,893	21,775	34,429	56,204

(c) Actuarial assumptions

															(%)
					2022					2021					2020
	Health	United				Health	United				Health	United
	insurance	States	Mexico	Germany	Netherlands	insurance	States	Mexico	Germany	Netherlands	insurance	States	Mexico	Germany	Netherlands

Discount rate	5.97	5.10	8.00	1.20	3.60	5.33	2.90	8.00	1.20	1.20	3.99	2.60	7.25	0.70	0.70
Inflation rate	3.00	n/a	4.00	2.00	2.00	3.00	n/a	4.00	2.00	2.00	3.25	n/a	4.00	2.00	2.00
Expected return on plan assets	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Rate of increase in future salary levels	n/a	n/a	5.00	3.00	3.25	n/a	n/a	5.00	3.00	3.00	n/a	n/a	5.00	3.00	3.00
Rate of increase in future pension plan	n/a	n/a	n/a	1.75	2.25	n/a	n/a	n/a	1.75	1.75	n/a	n/a	n/a	1.75	1.75
Aging factor	2.50	n/a	n/a	n/a	n/a	2.50	n/a	n/a	n/a	n/a	2.50	n/a	n/a	n/a	n/a
Medical inflation	3.50	n/a	n/a	n/a	n/a	3.50	n/a	n/a	n/a	n/a	3.50	n/a	n/a	n/a	n/a
Duration	12.83	n/a	n/a	n/a	n/a	14.16	n/a	n/a	n/a	n/a	14.99	n/a	n/a	n/a	n/a

Sensitivity analysis

	Impact on the defined benefit obligation
					Premise change					Premise increase					Premise reduction
	Health	United				Health	United				Health	United
	insurance	States	Mexico	Germany	Netherlands	insurance	States	Mexico	Germany	Netherlands	insurance	States	Mexico	Germany	Netherlands
Discount rate	1.0%	1.0%	1.0%	0.25%	0.25%	32,758	5,536	1,646	5,477	297	(39,621)	(6,605)	(1,935)	(5,836)	(315)
Real medical inflation	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Rate of increase in future salary levels	n/a	n/a	n/a	0.5%	0.5%	n/a	n/a	n/a	8,604	468	n/a	n/a	n/a	(8,114)	(442)
Rate of increase in future pension plan	1.0%	n/a	n/a	0.25%	0.25%	(7,740)	n/a	n/a	4,241	231	8,098	n/a	n/a	(4,115)	(224)
Life expectancy	1.0%	n/a	n/a	1 ano	1 ano	48,527	n/a	n/a	3,637	198	(39,355)	n/a	n/a	(3,797)	(207)
Mortality rate	n/a	10.0%	n/a	n/a	n/a	n/a	1,681	n/a	n/a	n/a	n/a	(1,839)	n/a	n/a	n/a

	Health insurance - Impact on cost of services and interests costs
	Premise change		Premise increase		Premise reduction
	Cost of	Iterests	Cost of	Iterests	Cost of	Iterests
	services	costs	services	costs	services	costs
Discount rate	1.0%	1.0%	730	106	(933)	11
Life expectancy	1.0%	1.0%	542	4,441	(464)	(3,602)
Rate of increase in future pension plan	1.0%	1.0%	123	708	(129)	(741)